PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 67,974	$ 32,497